Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 74,087	$ 156,087	$ 152,417
Deferred offering costs	343,506	222,497
Prepaid expense	589,688	650,293	11,000
Total current assets	1,007,281	1,028,877	163,417
Intangible assets	22,222,200	22,222,200
Total assets	23,229,481	23,251,077	163,417
Current liabilities:
Deferred revenue	943,500	943,500
Total current liabilities	3,340,309	1,756,985	35,229
Commitments and Contingencies (Note 10)
Stockholders’ equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 3,857,906 and 5,121,384 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	3,858	5,121	3,460
Additional paid-in capital	28,134,544	26,263,670	2,141,740
Accumulated deficit	(8,249,230)	(4,774,699)	(2,017,012)
Total stockholders’ equity	19,889,172	21,494,092	128,188
Total liabilities and stockholders’ equity	23,229,481	23,251,077	163,417
Nonrelated Party [Member]
Current liabilities:
Accounts payable and accrued liabilities	468,131	273,482	35,229
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities	1,102,978	540,003
Short Term Loans due to Related Parties	$ 825,700